Significant Accounting Policies - Net Income (Loss) Per Common Stock (Details) - USD ($)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Common stock, redeemable shares
Significant Accounting Policies
Allocation of net loss	$ (674,148)	$ (99,509)	$ (309,159)	$ (242,318)	$ (239,923)	$ 28,166
Basic weighted average shares outstanding	8,395,122	11,500,000	7,575,779	11,500,000	3,568,966	11,500,000
Diluted weighted average shares outstanding	8,395,122	11,500,000	7,575,779	11,500,000	3,568,966	11,500,000
Basic net loss per share	$ (0.08)	$ (0.01)	$ (0.04)	$ (0.02)	$ (0.07)	$ 0.00
Diluted net loss per share	$ (0.08)	$ (0.01)	$ (0.04)	$ (0.02)	$ (0.07)	$ 0.00
Common stock, non-redeemable shares
Significant Accounting Policies
Allocation of net loss	$ (285,074)	$ (30,718)	$ (144,871)	$ (74,802)	$ (174,031)	$ 8,695
Basic weighted average shares outstanding	3,550,000	3,550,000	3,550,000	3,550,000	2,588,793	3,550,000
Diluted weighted average shares outstanding	3,550,000	3,550,000	3,550,000	3,550,000	2,588,793	3,550,000
Basic net loss per share	$ (0.08)	$ (0.01)	$ (0.04)	$ (0.02)	$ (0.07)	$ 0.00
Diluted net loss per share	$ (0.08)	$ (0.01)	$ (0.04)	$ (0.02)	$ (0.07)	$ 0.00